Schedule of Investments(a)
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–35.24%
Aerospace & Defense–0.56%
Lockheed Martin Corp.	2,882	$976,854
Air Freight & Logistics–0.48%
C.H. Robinson Worldwide, Inc.	5,442	360,260
United Parcel Service, Inc., Class B	5,097	476,162
		836,422
Alternative Carriers–0.00%
ORBCOMM, Inc.(b)	375	915
Application Software–0.17%
Q2 Holdings, Inc.(b)	4,970	293,528
Automotive Retail–0.28%
CarMax, Inc.(b)	9,070	488,238
Biotechnology–0.79%
Gilead Sciences, Inc.	6,912	516,741
Seattle Genetics, Inc.(b)	1,675	193,262
Vertex Pharmaceuticals, Inc.(b)	2,790	663,880
		1,373,883
Commodity Chemicals–0.19%
Valvoline, Inc.	25,568	334,685
Communications Equipment–0.49%
Motorola Solutions, Inc.	6,353	844,441
Consumer Finance–0.16%
Capital One Financial Corp.	5,566	280,638
Data Processing & Outsourced Services–1.10%
Fiserv, Inc.(b)	6,281	596,632
Mastercard, Inc., Class A	5,440	1,314,087
		1,910,719
Distillers & Vintners–0.25%
Constellation Brands, Inc., Class A	3,010	431,514
Diversified Banks–1.11%
JPMorgan Chase & Co.	21,510	1,936,545
Diversified Metals & Mining–0.21%
Compass Minerals International, Inc.	9,440	363,157
Diversified Support Services–0.13%
IAA, Inc.(b)	7,380	221,105
Electric Utilities–0.37%
Avangrid, Inc.	14,717	644,310
Environmental & Facilities Services–0.26%
Republic Services, Inc.	5,920	444,355
Financial Exchanges & Data–0.87%
CME Group, Inc., Class A	2,745	474,638
Intercontinental Exchange, Inc.	12,900	1,041,675
		1,516,313
Shares		Value
Footwear–0.23%
NIKE, Inc., Class B	4,795	$396,738
Gas Utilities–0.56%
National Fuel Gas Co.	9,323	347,655
South Jersey Industries, Inc.	12,462	311,550
Suburban Propane Partners L.P.	22,085	312,282
		971,487
Health Care Equipment–1.36%
Becton, Dickinson and Co.	3,918	900,239
Boston Scientific Corp.(b)	15,750	513,922
CryoPort, Inc.(b)	16,840	287,459
Zimmer Biomet Holdings, Inc.	6,590	666,117
		2,367,737
Health Care Technology–0.48%
Teladoc Health, Inc.(b)	5,340	827,753
Home Improvement Retail–0.62%
Home Depot, Inc. (The)	5,770	1,077,317
Homebuilding–0.21%
D.R. Horton, Inc.	10,580	359,720
Household Products–0.67%
Procter & Gamble Co. (The)	10,656	1,172,160
Human Resource & Employment Services–0.18%
Korn Ferry	12,820	311,782
Hypermarkets & Super Centers–0.71%
Walmart, Inc.	10,791	1,226,073
Industrial Conglomerates–0.48%
Honeywell International, Inc.	6,178	826,555
Industrial Machinery–0.23%
Stanley Black & Decker, Inc.	4,005	400,500
Industrial REITs–0.71%
Prologis, Inc.	15,367	1,235,046
Insurance Brokers–0.20%
Arthur J. Gallagher & Co.	4,190	341,527
Integrated Oil & Gas–0.78%
Exxon Mobil Corp.	25,321	961,438
TOTAL S.A., ADR (France)	10,445	388,972
		1,350,410
Integrated Telecommunication Services–0.95%
Verizon Communications, Inc.	30,775	1,653,541
Interactive Home Entertainment–0.64%
Zynga, Inc., Class A(b)	162,061	1,110,118
Interactive Media & Services–2.68%
Alphabet, Inc., Class A(b)	2,216	2,574,881
Facebook, Inc., Class A(b)	10,090	1,683,012

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Shares		Value
Interactive Media & Services–(continued)
Snap, Inc., Class A(b)	33,890	$402,952
		4,660,845
Internet & Direct Marketing Retail–1.45%
Amazon.com, Inc.(b)	1,290	2,515,139
IT Consulting & Other Services–0.62%
Accenture PLC, Class A	3,830	625,286
Perspecta, Inc.	24,907	454,303
		1,079,589
Leisure Facilities–0.06%
Cedar Fair L.P.	5,485	100,595
Managed Health Care–0.71%
UnitedHealth Group, Inc.	4,953	1,235,179
Multi-line Insurance–0.17%
American International Group, Inc.	12,200	295,850
Multi-Utilities–0.23%
CenterPoint Energy, Inc.	26,087	403,044
Office REITs–0.43%
Alexandria Real Estate Equities, Inc.	2,308	316,335
SL Green Realty Corp.	9,892	426,345
		742,680
Office Services & Supplies–0.14%
ACCO Brands Corp.	48,950	247,197
Oil & Gas Equipment & Services–0.15%
Schlumberger Ltd.	19,372	261,328
Oil & Gas Refining & Marketing–0.23%
Phillips 66	7,438	399,049
Oil & Gas Storage & Transportation–0.17%
Shell Midstream Partners L.P.	29,695	296,356
Paper Packaging–0.17%
Sealed Air Corp.	11,674	288,465
Pharmaceuticals–1.87%
AstraZeneca PLC, ADR (United Kingdom)	16,117	719,785
Bayer AG, ADR (Germany)	20,779	300,672
Johnson & Johnson	10,160	1,332,281
Merck & Co., Inc.	11,234	864,344
TherapeuticsMD, Inc.(b)	30,050	31,853
		3,248,935
Property & Casualty Insurance–0.77%
Fidelity National Financial, Inc.	17,030	423,707
Progressive Corp. (The)	12,480	921,523
		1,345,230
Railroads–0.40%
Canadian Pacific Railway Ltd. (Canada)	3,140	689,513
Regional Banks–0.77%
East West Bancorp, Inc.	9,704	249,781
IBERIABANK Corp.	7,010	253,481
Signature Bank	6,556	527,037
Shares		Value
Regional Banks–(continued)
SVB Financial Group(b)	2,034	$307,297
		1,337,596
Restaurants–0.50%
McDonald’s Corp.	5,300	876,355
Semiconductor Equipment–0.50%
Applied Materials, Inc.	18,890	865,540
Semiconductors–1.87%
NVIDIA Corp.	6,974	1,838,346
QUALCOMM, Inc.	8,550	578,408
Texas Instruments, Inc.	8,397	839,112
		3,255,866
Soft Drinks–0.55%
Coca-Cola Co. (The)	21,420	947,835
Specialized REITs–0.12%
EPR Properties	8,940	216,527
Specialty Stores–0.20%
Tractor Supply Co.	4,089	345,725
Systems Software–2.50%
Microsoft Corp.	27,521	4,340,337
Technology Hardware, Storage & Peripherals–0.87%
Apple, Inc.	5,950	1,513,025
Trading Companies & Distributors–0.29%
Fastenal Co.	16,040	501,250
Wireless Telecommunication Services–0.39%
T-Mobile US, Inc.(b)	8,070	677,073
Total Common Stocks & Other Equity Interests (Cost $59,425,033)		61,212,209
Principal Amount
U.S. Dollar Denominated Bonds & Notes–25.65%
Advertising–0.41%
Interpublic Group of Cos., Inc. (The),
3.75%, 10/01/2021	$265,000	267,723
4.20%, 04/15/2024	222,000	225,316
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	218,000	222,004
		715,043
Aerospace & Defense–0.41%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(c)	166,000	169,198
L3Harris Technologies, Inc., 3.85%, 06/15/2023(c)	226,000	235,423
Northrop Grumman Corp., 4.75%, 06/01/2043	128,000	154,234
Raytheon Technologies Corp., 3.95%, 08/16/2025	139,000	152,374
		711,229
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Principal Amount		Value
Agricultural & Farm Machinery–0.10%
Deere & Co.,
2.75%, 04/15/2025	$39,000	$40,408
3.10%, 04/15/2030	50,000	53,082
3.75%, 04/15/2050	70,000	81,817
		175,307
Agricultural Products–0.28%
Archer-Daniels-Midland Co.,
2.75%, 03/27/2025	50,000	51,073
3.25%, 03/27/2030	113,000	119,858
Bunge Ltd. Finance Corp., 3.50%, 11/24/2020	311,000	313,626
		484,557
Airlines–0.26%
Delta Air Lines Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	256,000	234,430
Delta Air Lines, Inc., 2.90%, 10/28/2024	160,000	128,458
United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.70%, 05/01/2032	98,000	89,568
		452,456
Apparel Retail–0.14%
Ross Stores, Inc., 3.38%, 09/15/2024	233,000	239,989
Application Software–0.04%
Autodesk, Inc., 4.38%, 06/15/2025	70,000	74,995
Asset Management & Custody Banks–0.37%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	108,000	107,543
Apollo Management Holdings L.P., 4.95%, 01/14/2050(c)	145,000	130,811
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	168,000	170,393
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/2029(c)	103,000	92,524
Northern Trust Corp., 3.38% (3 mo. USD LIBOR + 1.13%), 05/08/2032(d)	77,000	74,740
State Street Corp.,
2.90%, 03/30/2026(c)	39,000	39,956
3.15%, 03/30/2031(c)	27,000	27,760
		643,727
Automobile Manufacturers–1.20%
Daimler Finance North America LLC (Germany), 2.55%, 08/15/2022(c)	149,000	143,048
General Motors Co., 6.25%, 10/02/2043	56,000	44,642
General Motors Financial Co., Inc.,
4.20%, 11/06/2021	259,000	247,387
4.15%, 06/19/2023	209,000	190,356
Harley-Davidson Financial Services, Inc., 2.55%, 06/09/2022(c)	214,000	205,380
Hyundai Capital America, 4.13%, 06/08/2023(c)	227,000	222,904
Nissan Motor Acceptance Corp., 3.65%, 09/21/2021(c)	326,000	319,564
Toyota Motor Credit Corp.,
3.00%, 04/01/2025	281,000	282,646
2.15%, 02/13/2030	128,000	119,319
Principal Amount		Value
Automobile Manufacturers–(continued)
Volkswagen Group of America Finance LLC (Germany), 4.00%, 11/12/2021(c)	$311,000	$307,835
		2,083,081
Automotive Retail–0.13%
AutoZone, Inc., 3.63%, 04/15/2025	117,000	118,757
O’Reilly Automotive, Inc., 4.20%, 04/01/2030	100,000	103,768
		222,525
Biotechnology–0.36%
AbbVie, Inc.,
2.95%, 11/21/2026(c)	70,000	71,488
3.20%, 11/21/2029(c)	236,000	242,225
4.05%, 11/21/2039(c)	80,000	84,292
4.88%, 11/14/2048	90,000	104,835
Amgen, Inc., 3.15%, 02/21/2040	125,000	124,572
		627,412
Brewers–0.22%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	133,000	200,468
Bacardi Ltd. (Bermuda), 4.70%, 05/15/2028(c)	171,000	183,222
		383,690
Broadcasting–0.16%
Fox Corp.,
3.05%, 04/07/2025	70,000	69,891
3.50%, 04/08/2030	50,000	49,900
ViacomCBS, Inc.,
4.20%, 06/01/2029	107,000	103,045
4.38%, 03/15/2043	71,000	63,297
		286,133
Cable & Satellite–0.22%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.13%, 07/01/2049	57,000	60,913
Comcast Corp.,
2.65%, 02/01/2030	54,000	55,672
4.00%, 03/01/2048	58,000	67,186
Discovery Communications LLC, 4.13%, 05/15/2029	127,000	123,363
Time Warner Cable LLC, 4.50%, 09/15/2042	75,000	70,841
		377,975
Communications Equipment–0.22%
British Telecommunications PLC (United Kingdom), 4.50%, 12/04/2023	202,000	211,044
Motorola Solutions, Inc., 4.60%, 02/23/2028	173,000	176,856
		387,900
Construction Materials–0.34%
Carrier Global Corp.,
2.24%, 02/15/2025(c)	275,000	269,480
2.49%, 02/15/2027(c)	112,000	107,424
2.72%, 02/15/2030(c)	228,000	211,124
		588,028
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Principal Amount		Value
Consumer Finance–0.41%
American Express Co.,
Series C, 4.03% (3 mo. USD LIBOR + 3.29%)(d)(e)	$246,000	$208,244
3.13%, 05/20/2026	127,000	131,900
Capital One Financial Corp.,
3.75%, 03/09/2027	75,000	73,596
3.80%, 01/31/2028	62,000	60,878
Discover Financial Services, 3.75%, 03/04/2025	73,000	72,243
Synchrony Financial, 4.25%, 08/15/2024	167,000	161,050
		707,911
Data Processing & Outsourced Services–0.49%
Fiserv, Inc., 3.50%, 07/01/2029	152,000	161,778
Global Payments, Inc., 3.20%, 08/15/2029	100,000	98,282
Mastercard, Inc.,
3.30%, 03/26/2027	133,000	144,747
3.35%, 03/26/2030	98,000	109,127
Visa, Inc.,
1.90%, 04/15/2027	205,000	204,422
2.05%, 04/15/2030	50,000	49,928
2.70%, 04/15/2040	80,000	79,411
		847,695
Distillers & Vintners–0.08%
Pernod Ricard S.A. (France), 4.25%, 07/15/2022(c)	134,000	135,243
Diversified Banks–3.94%
Australia & New Zealand Banking Group Ltd. (Australia), 2.95%, 07/22/2030(c)	200,000	189,920
Bank of America Corp.,
3.37%, (3 mo. USD LIBOR + 0.81%), 01/23/2026(d)	193,000	201,075
3.82%, (3 mo. USD LIBOR + 1.58%), 01/20/2028(d)	129,000	134,079
4.27%, (3 mo. USD LIBOR + 1.31%), 07/23/2029(d)	104,000	113,065
7.75%, 05/14/2038	115,000	170,364
Bank of Ireland Group PLC (Ireland), 4.50%, 11/25/2023(c)	263,000	260,243
Bank of Montreal (Canada), Series E, 3.30%, 02/05/2024	166,000	173,685
BBVA USA, 2.50%, 08/27/2024	252,000	246,195
BPCE S.A. (France), 4.50%, 03/15/2025(c)	184,000	182,938
Citigroup, Inc.,
Series U, 5.00%(e)	240,000	219,565
4.08%, (3 mo. USD LIBOR + 1.19%), 04/23/2029(d)	181,000	192,356
4.41%, 03/31/2031	193,000	212,787
Series V, 4.70%(e)	160,000	138,700
Credit Agricole S.A. (France), 4.38%, 03/17/2025(c)	304,000	304,287
Danske Bank A/S (Denmark), 3.24% (3 mo. USD LIBOR + 1.59%), 12/20/2025(c)(d)	200,000	186,270
Discover Bank, 4.65%, 09/13/2028	122,000	123,986
Principal Amount		Value
Diversified Banks–(continued)
HSBC Holdings PLC (United Kingdom),
3.95%, (3 mo. USD LIBOR + 0.99%), 05/18/2024(d)	$109,000	$111,855
4.04%, (3 mo. USD LIBOR + 1.55%), 03/13/2028(d)	135,000	137,689
4.58%, (3 mo. USD LIBOR + 1.53%), 06/19/2029(d)	183,000	194,315
JPMorgan Chase & Co.,
3.80%, (3 mo. USD LIBOR + 0.89%), 07/23/2024(d)	226,000	236,864
3.78%, 02/01/2028	224,000	241,045
3.54%, 05/01/2028	170,000	179,649
4.49%, (SOFR + 3.79%), 03/24/2031(d)	290,000	336,875
Series HH, 4.60%(e)	166,000	145,491
Lloyds Bank PLC (United Kingdom), 2.25%, 08/14/2022	250,000	249,374
Lloyds Banking Group PLC (United Kingdom), 6.66%(c)(e)	300,000	326,342
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.74%, 03/07/2029	131,000	139,395
National Australia Bank Ltd. (Australia), 3.93%, 08/02/2034(c)	154,000	151,950
Nordea Bank Abp (Finland), 4.63% (5 yr. U.S. Swap Rate + 1.69%), 09/13/2033(c)(d)	118,000	125,799
Royal Bank of Canada (Canada), 3.70%, 10/05/2023	195,000	205,681
SunTrust Banks, Inc., 4.05%, 11/03/2025	95,000	98,523
Truist Bank, 2.64% (5 yr. U.S. Treasury Yield Curve Rate + 1.15%), 09/17/2029(d)	376,000	360,637
U.S. Bancorp, Series W, 3.10%, 04/27/2026	134,000	136,018
Wells Fargo & Co.,
3.58%, (3 mo. USD LIBOR + 1.31%), 05/22/2028(d)	167,000	175,203
4.75%, 12/07/2046	106,000	122,923
Westpac Banking Corp. (Australia), 2.89%, 02/04/2030	122,000	117,288
		6,842,431
Diversified Capital Markets–0.63%
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	197,000	208,475
Credit Suisse Group AG (Switzerland),
5.10%(c)(e)	201,000	155,524
4.19%, 04/01/2031(c)	250,000	256,618
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), 4.55%, 04/17/2026	154,000	162,969
UBS Group AG (Switzerland),
4.13%, 04/15/2026(c)	160,000	162,466
4.25%, 03/23/2028(c)	147,000	154,466
		1,100,518
Diversified Chemicals–0.15%
Dow Chemical Co. (The), 3.63%, 05/15/2026	139,000	136,332
Eastman Chemical Co., 3.50%, 12/01/2021	130,000	133,578
		269,910
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Principal Amount		Value
Diversified Metals & Mining–0.29%
Anglo American Capital PLC (South Africa),
3.63%, 09/11/2024(c)	$86,000	$81,066
5.38%, 04/01/2025(c)	203,000	205,387
5.63%, 04/01/2030(c)	216,000	219,684
		506,137
Diversified REITs–0.06%
Brixmor Operating Partnership L.P., 4.13%, 05/15/2029	107,000	109,942
Drug Retail–0.11%
Walgreen Co., 3.10%, 09/15/2022	199,000	199,606
Electric Utilities–0.97%
AEP Texas, Inc., 3.95%, 06/01/2028(c)	172,000	180,272
AEP Transmission Co. LLC, Series M, 3.65%, 04/01/2050	106,000	109,637
Consolidated Edison Co. of New York, Inc., Series 20A, 3.35%, 04/01/2030	29,000	29,974
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(c)	231,000	233,292
Emera US Finance L.P. (Canada), 2.70%, 06/15/2021	179,000	181,106
Enel Finance International N.V. (Italy), 2.88%, 05/25/2022(c)	313,000	302,996
Exelon Corp., 4.45%, 04/15/2046	59,000	59,990
FirstEnergy Corp., Series B, 3.90%, 07/15/2027	125,000	126,614
Fortis, Inc. (Canada), 3.06%, 10/04/2026	83,000	79,679
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(c)	115,000	121,256
NRG Energy, Inc., 4.45%, 06/15/2029(c)	105,000	106,984
Oklahoma Gas & Electric Co., 3.25%, 04/01/2030	150,000	150,509
		1,682,309
Electronic Components–0.03%
Corning, Inc., 5.45%, 11/15/2079	54,000	55,915
Electronic Equipment & Instruments–0.18%
FLIR Systems, Inc., 3.13%, 06/15/2021	307,000	307,418
Food Retail–0.04%
Alimentation Couche-Tard, Inc. (Canada), 3.80%, 01/25/2050(c)	73,000	64,919
Footwear–0.07%
NIKE, Inc.,
2.40%, 03/27/2025	49,000	50,830
2.75%, 03/27/2027	64,000	66,940
		117,770
General Merchandise Stores–0.07%
Target Corp.,
2.25%, 04/15/2025	69,000	70,100
2.65%, 09/15/2030	49,000	50,239
		120,339
Principal Amount		Value
Gold–0.08%
Newmont Corp., 2.25%, 10/01/2030	$160,000	$148,367
Health Care Equipment–0.07%
Becton, Dickinson and Co., 3.70%, 06/06/2027	118,000	120,171
Health Care REITs–0.23%
Healthcare Trust of America Holdings L.P., 3.50%, 08/01/2026	142,000	140,748
Healthpeak Properties, Inc., 3.00%, 01/15/2030	183,000	172,141
Welltower, Inc., 2.70%, 02/15/2027	87,000	82,933
		395,822
Health Care Services–0.45%
Cigna Corp., 4.13%, 11/15/2025	168,000	180,197
CVS Health Corp.,
3.75%, 04/01/2030	125,000	129,600
4.13%, 04/01/2040	199,000	200,716
4.25%, 04/01/2050	66,000	68,908
Fresenius Medical Care US Finance II, Inc. (Germany), 5.88%, 01/31/2022(c)	196,000	203,249
		782,670
Home Improvement Retail–0.63%
Home Depot, Inc. (The),
2.50%, 04/15/2027	70,000	70,765
2.70%, 04/15/2030	149,000	152,047
3.30%, 04/15/2040	199,000	204,529
3.35%, 04/15/2050	108,000	117,773
Lowe’s Cos., Inc.,
4.50%, 04/15/2030	197,000	217,795
5.00%, 04/15/2040	196,000	222,517
5.13%, 04/15/2050	98,000	118,531
		1,103,957
Homebuilding–0.42%
D.R. Horton, Inc., 4.75%, 02/15/2023	195,000	196,477
M.D.C. Holdings, Inc., 3.85%, 01/15/2030	233,000	211,011
Toll Brothers Finance Corp.,
4.38%, 04/15/2023	298,000	285,706
4.88%, 03/15/2027	45,000	42,459
		735,653
Industrial Conglomerates–0.32%
3M Co.,
2.65%, 04/15/2025	33,000	34,467
3.05%, 04/15/2030	70,000	73,403
3.70%, 04/15/2050	69,000	77,426
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	160,000	161,156
General Electric Co., 2.70%, 10/09/2022	213,000	209,782
		556,234
Insurance Brokers–0.05%
Marsh & McLennan Cos., Inc., 4.35%, 01/30/2047	76,000	79,287
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Principal Amount		Value
Integrated Oil & Gas–0.34%
Cenovus Energy, Inc. (Canada), 4.25%, 04/15/2027	$125,000	$61,402
Occidental Petroleum Corp.,
Series 1, 4.10%, 02/01/2021	278,000	235,271
4.85%, 03/15/2021	180,000	150,831
2.90%, 08/15/2024	228,000	124,489
4.50%, 07/15/2044	48,000	19,831
		591,824
Integrated Telecommunication Services–0.40%
AT&T, Inc.,
4.30%, 02/15/2030	223,000	240,495
4.35%, 06/15/2045	33,000	35,054
4.50%, 03/09/2048	96,000	104,693
Deutsche Telekom International Finance B.V. (Germany), 4.38%, 06/21/2028(c)	146,000	159,979
Verizon Communications, Inc., 4.52%, 09/15/2048	117,000	148,337
		688,558
Internet & Direct Marketing Retail–0.16%
QVC, Inc., 4.45%, 02/15/2025	340,000	280,290
Internet Services & Infrastructure–0.18%
VeriSign, Inc.,
5.25%, 04/01/2025	105,000	108,019
4.75%, 07/15/2027	189,000	196,929
		304,948
Investment Banking & Brokerage–0.70%
Goldman Sachs Group, Inc. (The),
3.50%, 04/01/2025	207,000	210,284
3.75%, 02/25/2026	110,000	114,839
3.50%, 11/16/2026	112,000	114,713
Morgan Stanley,
5.00%, 11/24/2025	174,000	192,672
4.43%, (3 mo. USD LIBOR + 1.63%), 01/23/2030(d)	159,000	177,042
3.62%, 04/01/2031	197,000	205,456
Raymond James Financial, Inc.,
3.63%, 09/15/2026	103,000	104,328
4.65%, 04/01/2030	98,000	102,695
		1,222,029
IT Consulting & Other Services–0.10%
DXC Technology Co., 4.75%, 04/15/2027	166,000	167,002
Life & Health Insurance–0.83%
Athene Global Funding, 2.95%, 11/12/2026(c)	273,000	262,542
Athene Holding Ltd., 6.15%, 04/03/2030	260,000	307,409
Lincoln National Corp., 3.80%, 03/01/2028	126,000	125,638
Manulife Financial Corp. (Canada), 4.06% (5 yr. USD ICE Swap Rate + 1.65%), 02/24/2032(d)	129,000	124,663
Principal Financial Group, Inc., 3.70%, 05/15/2029	129,000	133,547
Principal Amount		Value
Life & Health Insurance–(continued)
Prudential Financial, Inc.,
5.20%, 03/15/2044	$246,000	$216,051
3.70%, 03/13/2051	97,000	91,306
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(c)	188,000	175,372
		1,436,528
Managed Health Care–0.12%
Anthem, Inc., 3.13%, 05/15/2022	203,000	206,646
Multi-Utilities–0.47%
Ameren Corp.,
2.50%, 09/15/2024	137,000	133,436
3.50%, 01/15/2031	99,000	98,765
CenterPoint Energy, Inc., 4.25%, 11/01/2028	100,000	102,784
Dominion Energy, Inc.,
2.72%, 08/15/2021	197,000	194,485
Series C, 3.38%, 04/01/2030	165,000	163,342
Sempra Energy, 3.40%, 02/01/2028	117,000	117,617
		810,429
Oil & Gas Equipment & Services–0.11%
Enterprise Products Operating LLC, 4.20%, 01/31/2050	76,000	72,049
Schlumberger Holdings Corp., 4.00%, 12/21/2025(c)	132,000	121,916
		193,965
Oil & Gas Exploration & Production–0.17%
Apache Corp., 4.38%, 10/15/2028	169,000	90,448
Continental Resources, Inc., 4.38%, 01/15/2028	117,000	54,584
EQT Corp., 3.00%, 10/01/2022	174,000	146,595
		291,627
Oil & Gas Storage & Transportation–0.70%
Energy Transfer Operating L.P.,
4.25%, 03/15/2023	176,000	157,947
5.30%, 04/15/2047	68,000	51,984
Kinder Morgan Energy Partners L.P., 5.80%, 03/01/2021	132,000	132,938
Kinder Morgan, Inc., 5.20%, 03/01/2048	85,000	84,583
MPLX L.P.,
2.10%, (3 mo. USD LIBOR + 1.10%), 09/09/2022(d)	144,000	134,034
4.25%, 12/01/2027(c)	129,000	111,847
ONEOK, Inc., 4.35%, 03/15/2029	105,000	85,793
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	122,000	105,014
Sunoco Logistics Partners Operations L.P., 4.00%, 10/01/2027	139,000	110,254
Western Midstream Operating L.P., 3.10%, 02/01/2025	70,000	36,730
Williams Cos., Inc. (The), 3.70%, 01/15/2023	225,000	208,281
		1,219,405
Other Diversified Financial Services–0.11%
AXA Equitable Holdings, Inc., 4.35%, 04/20/2028	110,000	107,257
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Principal Amount		Value
Other Diversified Financial Services–(continued)
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/2027(c)	$79,000	$77,063
		184,320
Packaged Foods & Meats–1.03%
Conagra Brands, Inc.,
3.80%, 10/22/2021	252,000	253,823
4.60%, 11/01/2025	214,000	226,086
Experian Finance PLC (United Kingdom), 2.75%, 03/08/2030(c)	311,000	297,936
General Mills, Inc., 2.88%, 04/15/2030	50,000	49,900
Lamb Weston Holdings, Inc., 4.88%, 11/01/2026(c)	306,000	313,016
Mondelez International Holdings Netherlands B.V., 2.00%, 10/28/2021(c)	339,000	337,794
Smithfield Foods, Inc., 3.35%, 02/01/2022(c)	124,000	120,765
Tyson Foods, Inc., 3.90%, 09/28/2023	183,000	190,439
		1,789,759
Paper Packaging–0.19%
Packaging Corp. of America, 3.65%, 09/15/2024	185,000	198,990
WRKCo, Inc., 3.90%, 06/01/2028	127,000	130,672
		329,662
Pharmaceuticals–0.84%
Allergan Funding S.C.S., 3.85%, 06/15/2024	297,000	311,587
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(c)	335,000	343,415
Bristol-Myers Squibb Co., 3.40%, 07/26/2029(c)	153,000	168,529
Elanco Animal Health, Inc., 5.65%, 08/28/2028	145,000	153,319
Mylan, Inc., 3.13%, 01/15/2023(c)	206,000	200,034
Pfizer, Inc., 2.63%, 04/01/2030	94,000	98,766
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	160,000	182,952
		1,458,602
Property & Casualty Insurance–0.08%
CNA Financial Corp., 3.45%, 08/15/2027	156,000	144,814
Railroads–0.18%
Union Pacific Corp.,
2.15%, 02/05/2027	145,000	142,391
2.40%, 02/05/2030	181,000	177,299
		319,690
Regional Banks–0.67%
Fifth Third Bank, 3.85%, 03/15/2026	160,000	168,966
Huntington Bancshares, Inc., 4.00%, 05/15/2025	225,000	235,986
KeyCorp, 4.15%, 10/29/2025	72,000	75,774
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	171,000	179,532
Santander Holdings USA, Inc., 3.50%, 06/07/2024	167,000	163,337
Principal Amount		Value
Regional Banks–(continued)
Synovus Financial Corp., 3.13%, 11/01/2022	$119,000	$119,921
Zions Bancorporation N.A., 3.25%, 10/29/2029	250,000	212,603
		1,156,119
Reinsurance–0.06%
Berkshire Hathaway Finance Corp., 1.85%, 03/12/2030	110,000	107,355
Renewable Electricity–0.06%
San Diego Gas & Electric Co., Series UUU, 3.32%, 04/15/2050	97,000	96,871
Residential REITs–0.13%
Essex Portfolio L.P., 3.00%, 01/15/2030	100,000	94,921
Spirit Realty L.P., 3.20%, 01/15/2027	137,000	124,873
		219,794
Restaurants–0.14%
McDonald’s Corp.,
3.30%, 07/01/2025	31,000	32,128
3.50%, 07/01/2027	78,000	82,393
3.60%, 07/01/2030	50,000	52,475
4.20%, 04/01/2050	70,000	77,896
		244,892
Retail REITs–0.16%
Kite Realty Group L.P., 4.00%, 10/01/2026	133,000	133,240
Regency Centers L.P., 2.95%, 09/15/2029	149,000	140,813
		274,053
Semiconductors–0.44%
Microchip Technology, Inc., 3.92%, 06/01/2021	335,000	326,649
NXP B.V./NXP Funding LLC (Netherlands), 4.13%, 06/01/2021(c)	304,000	306,952
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands), 3.88%, 06/18/2026(c)	134,000	130,615
		764,216
Soft Drinks–0.21%
Keurig Dr Pepper, Inc., 4.06%, 05/25/2023	205,000	213,770
PepsiCo, Inc., 2.75%, 03/19/2030	139,000	148,724
		362,494
Specialized REITs–0.38%
American Tower Corp.,
3.00%, 06/15/2023	185,000	185,496
4.00%, 06/01/2025	114,000	117,314
Crown Castle International Corp.,
3.30%, 07/01/2030	70,000	69,425
4.15%, 07/01/2050	50,000	49,450
Equinix, Inc., 3.20%, 11/18/2029	98,000	91,293
Weyerhaeuser Co., 4.00%, 04/15/2030	149,000	149,907
		662,885
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Principal Amount		Value
Specialty Chemicals–0.13%
RPM International, Inc., 3.45%, 11/15/2022	$222,000	$223,507
Steel–0.05%
ArcelorMittal S.A. (Luxembourg), 4.25%, 07/16/2029	107,000	96,305
Systems Software–0.06%
VMware, Inc., 3.90%, 08/21/2027	114,000	112,677
Technology Distributors–0.09%
Arrow Electronics, Inc., 3.88%, 01/12/2028	167,000	160,487
Technology Hardware, Storage & Peripherals–0.21%
Apple, Inc., 4.38%, 05/13/2045	126,000	161,061
Dell International LLC/EMC Corp., 5.30%, 10/01/2029(c)	210,000	204,714
		365,775
Thrifts & Mortgage Finance–0.09%
Nationwide Building Society (United Kingdom), 3.96% (3 mo. USD LIBOR + 1.86%), 07/18/2030(c)(d)	150,000	151,961
Tobacco–0.77%
Altria Group, Inc., 3.49%, 02/14/2022	139,000	142,311
BAT Capital Corp. (United Kingdom),
4.70%, 04/02/2027	84,000	85,785
3.56%, 08/15/2027	119,000	112,329
4.91%, 04/02/2030	121,000	124,359
5.28%, 04/02/2050	100,000	100,718
BAT International Finance PLC (United Kingdom), 3.25%, 06/07/2022(c)	215,000	214,187
Imperial Brands Finance PLC (United Kingdom),
2.95%, 07/21/2020(c)	230,000	229,574
3.75%, 07/21/2022(c)	328,000	328,291
		1,337,554
Trading Companies & Distributors–0.24%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.50%, 05/26/2022	124,000	103,475
Air Lease Corp., 3.00%, 02/01/2030	236,000	171,661
GATX Corp., 3.50%, 03/15/2028	133,000	134,034
		409,170
Trucking–0.29%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.65%, 07/29/2021(c)	110,000	111,431
3.40%, 11/15/2026(c)	181,000	191,827
Ryder System, Inc., 2.50%, 09/01/2024	208,000	198,439
		501,697
Wireless Telecommunication Services–0.13%
Vodafone Group PLC (United Kingdom), 3.75%, 01/16/2024	224,000	233,650
Total U.S. Dollar Denominated Bonds & Notes (Cost $44,867,974)		44,565,831
Principal Amount		Value

Asset-Backed Securities–17.65%
Alternative Loan Trust, Series 2005-29CB, Class A4, 5.00%, 07/25/2035	$154,931	$123,165
American Credit Acceptance Receivables Trust,
Series 2017-4, Class C, 2.94%, 01/10/2024(c)	43,288	43,002
Series 2017-4, Class D, 3.57%, 01/10/2024(c)	246,000	245,613
Series 2018-2, Class C, 3.70%, 07/10/2024(c)	249,672	245,840
Series 2018-3, Class B, 3.49%, 06/13/2022(c)	14,514	14,507
Series 2018-3, Class D, 4.14%, 10/15/2024(c)	25,000	24,328
Series 2018-4, Class C, 3.97%, 01/13/2025(c)	180,000	173,853
Series 2019-2, Class D, 3.41%, 06/12/2025(c)	140,000	121,151
Series 2019-3, Class C, 2.76%, 09/12/2025(c)	155,000	153,662
AmeriCredit Automobile Receivables Trust,
Series 2017-2, Class D, 3.42%, 04/18/2023	320,000	318,965
Series 2017-4, Class D, 3.08%, 12/18/2023	205,000	201,362
Series 2018-3, Class C, 3.74%, 10/18/2024	260,000	260,979
Series 2019-2, Class C, 2.74%, 04/18/2025	100,000	97,450
Series 2019-2, Class D, 2.99%, 06/18/2025	270,000	265,204
Series 2019-3, Class D, 2.58%, 09/18/2025	130,000	123,326
Angel Oak Mortgage Trust, Series 2020-1, Class A1, 2.47%, 12/25/2059(c)(f)	158,252	157,054
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	33,864	30,771
Series 2007-C, Class 1A4, 4.07%, 05/20/2036(f)	11,119	9,864
Banc of America Mortgage Securities Trust, Series 2004-E, Class 2A6, 4.77%, 06/25/2034(f)	31,907	28,682
Bank, Series 2019-BNK16, Class XA, 0.97%, 02/15/2052(f)	1,570,870	103,141
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 4.27% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(d)	221,856	208,763
Series 2006-1, Class A1, 3.84% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(d)	81,519	76,844
Benchmark Mortgage Trust, Series 2018-B1, Class XA, 0.52%, 01/15/2051(f)	2,184,071	69,558
Capital Auto Receivables Asset Trust,
Series 2017-1, Class D, 3.15%, 02/20/2025(c)	40,000	39,572
Series 2018-2, Class B, 3.48%, 10/20/2023(c)	125,000	125,173
Series 2018-2, Class C, 3.69%, 12/20/2023(c)	120,000	120,431
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Principal Amount		Value

CarMax Auto Owner Trust,
Series 2017-1, Class D, 3.43%, 07/17/2023	$245,000	$246,417
Series 2017-4, Class D, 3.30%, 05/15/2024	110,000	108,960
Series 2018-1, Class D, 3.37%, 07/15/2024	75,000	69,480
Series 2018-4, Class C, 3.85%, 07/15/2024	90,000	85,132
CCG Receivables Trust,
Series 2017-1, Class B, 2.75%, 11/14/2023(c)	250,000	249,906
Series 2018-1, Class B, 3.09%, 06/16/2025(c)	90,000	88,763
Series 2018-1, Class C, 3.42%, 06/16/2025(c)	25,000	25,059
Series 2018-2, Class C, 3.87%, 12/15/2025(c)	60,000	60,889
Series 2019-1, Class B, 3.22%, 09/14/2026(c)	170,000	170,680
Series 2019-1, Class C, 3.57%, 09/14/2026(c)	40,000	40,209
Series 2019-2, Class B, 2.55%, 03/15/2027(c)	105,000	103,511
Series 2019-2, Class C, 2.89%, 03/15/2027(c)	100,000	98,533
CD Commercial Mortgage Trust, Series 2017-CD6, Class XA, 0.96%, 11/13/2050(f)	870,562	42,343
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(c)(f)	50,462	52,165
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.88%, 01/25/2036(f)	77,385	66,745
CHL Mortgage Pass-Through Trust,
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	45,013	37,937
Series 2006-6, Class A3, 6.00%, 04/25/2036	28,841	20,803
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, 1.04%, 11/10/2046(f)	412,773	12,907
Series 2014-GC21, Class AAB, 3.48%, 05/10/2047	87,207	89,887
Series 2017-C4, Class XA, 1.11%, 10/12/2050(f)	2,334,839	131,393
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1, 3.88% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(d)	193,072	179,394
CNH Equipment Trust,
Series 2017-C, Class B, 2.54%, 05/15/2025	70,000	69,932
Series 2019-A, Class A4, 3.22%, 01/15/2026	120,000	116,866
COLT Mortgage Loan Trust, Series 2020-1, Class A1, 2.49%, 02/25/2050(c)(f)	368,841	360,391
Principal Amount		Value

COMM Mortgage Trust,
Series 2012-CR5, Class XA, 1.53%, 12/10/2045(f)	$304,485	$9,806
Series 2013-CR6, Class AM, 3.15%, 03/10/2046(c)	255,000	255,903
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	64,481	66,497
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	865,000	900,421
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	140,000	146,084
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	495,000	516,453
CPS Auto Receivables Trust,
Series 2018-A, Class B, 2.77%, 04/18/2022(c)	49,613	49,523
Series 2018-B, Class B, 3.23%, 07/15/2022(c)	109,382	109,046
Credit Acceptance Auto Loan Trust,
Series 2017-3A, Class C, 3.48%, 10/15/2026(c)	220,000	219,085
Series 2018-1A, Class B, 3.60%, 04/15/2027(c)	170,000	170,685
Series 2018-1A, Class C, 3.77%, 06/15/2027(c)	250,000	250,545
Series 2018-2A, Class C, 4.16%, 09/15/2027(c)	160,000	156,970
Series 2018-3A, Class C, 4.04%, 12/15/2027(c)	220,000	219,626
Series 2019-1A, Class B, 3.75%, 04/17/2028(c)	100,000	98,337
Series 2019-1A, Class C, 3.94%, 06/15/2028(c)	105,000	103,255
Credit Suisse Mortgage Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	104,887	76,992
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	571,000	554,940
Dell Equipment Finance Trust,
Series 2017-2, Class B, 2.47%, 10/24/2022(c)	75,000	74,818
Series 2018-1, Class B, 3.34%, 06/22/2023(c)	90,000	90,420
Series 2019-1, Class C, 3.14%, 03/22/2024(c)	330,000	330,952
Series 2019-2, Class D, 2.48%, 04/22/2025(c)	110,000	108,430
Drive Auto Receivables Trust,
Series 2017-1, Class D, 3.84%, 03/15/2023	295,829	295,226
Series 2018-1, Class D, 3.81%, 05/15/2024	160,000	159,996
Series 2018-2, Class D, 4.14%, 08/15/2024	230,000	232,424
Series 2018-3, Class D, 4.30%, 09/16/2024	215,000	213,651
Series 2018-5, Class C, 3.99%, 01/15/2025	210,000	208,826
Series 2019-1, Class C, 3.78%, 04/15/2025	340,000	339,484
Series 2019-3, Class D, 3.18%, 10/15/2026	210,000	202,968
Series 2019-4, Class D, 2.70%, 02/16/2027	85,000	79,429
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Principal Amount		Value

DT Auto Owner Trust,
Series 2016-4A, Class E, 6.49%, 09/15/2023(c)	$75,000	$74,500
Series 2017-1A, Class D, 3.55%, 11/15/2022(c)	84,242	84,073
Series 2017-2A, Class D, 3.89%, 01/15/2023(c)	123,036	122,985
Series 2017-3A, Class D, 3.58%, 05/15/2023(c)	72,876	72,651
Series 2017-3A, Class E, 5.60%, 08/15/2024(c)	195,000	196,965
Series 2017-4A, Class D, 3.47%, 07/17/2023(c)	166,685	166,320
Series 2017-4A, Class E, 5.15%, 11/15/2024(c)	225,000	225,943
Series 2018-3A, Class B, 3.56%, 09/15/2022(c)	270,000	270,383
Series 2018-3A, Class C, 3.79%, 07/15/2024(c)	105,000	103,369
Series 2019-2A, Class D, 3.48%, 02/18/2025(c)	130,000	108,041
Series 2019-3A, Class D, 2.96%, 04/15/2025(c)	75,000	72,610
Series 2019-4A, Class D, 2.85%, 07/15/2025(c)	220,000	215,738
Element Rail Leasing I LLC, Series 2014-1A, Class A1, 2.30%, 04/19/2044(c)	51,602	51,396
Exeter Automobile Receivables Trust,
Series 2018-4A, Class B, 3.64%, 11/15/2022(c)	179,700	178,607
Series 2019-1A, Class D, 4.13%, 12/16/2024(c)	255,000	230,489
Series 2019-2A, Class C, 3.30%, 03/15/2024(c)	322,000	299,752
Series 2019-4A, Class D, 2.58%, 09/15/2025(c)	230,000	218,474
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 2.28% (1 mo. USD LIBOR + 0.65%), 11/25/2035(d)	62,479	29,496
Flagship Credit Auto Trust, Series 2016-1, Class C, 6.22%, 06/15/2022(c)	380,000	383,458
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A2, 1.30% (1 mo. USD LIBOR + 0.60%), 09/15/2024(d)	550,000	498,569
FREMF Mortgage Trust,
Series 2013-K25, Class C, 3.62%, 11/25/2045(c)(f)	60,000	59,450
Series 2013-K26, Class C, 3.60%, 12/25/2045(c)(f)	40,000	39,586
Series 2013-K27, Class C, 3.50%, 01/25/2046(c)(f)	110,000	108,499
Series 2013-K28, Class C, 3.49%, 06/25/2046(c)(f)	450,000	441,723
Series 2013-K713, Class C, 3.49%, 04/25/2046(c)(f)	275,000	274,401
Series 2014-K715, Class C, 4.12%, 02/25/2046(c)(f)	180,000	180,586
GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 07/15/2022(c)	76,409	76,108
Principal Amount		Value

GM Financial Automobile Leasing Trust,
Series 2017-3, Class C, 2.73%, 09/20/2021	$120,000	$120,007
Series 2018-2, Class C, 3.50%, 04/20/2022	145,000	145,537
GMF Floorplan Owner Revolving Trust,
Series 2018-3, Class B, 3.49%, 09/15/2022(c)	250,000	239,060
Series 2018-3, Class C, 3.68%, 09/15/2022(c)	210,000	200,142
Series 2018-4, Class B, 3.68%, 09/15/2023(c)	210,000	202,492
Series 2018-4, Class C, 3.88%, 09/15/2023(c)	265,000	252,802
GS Mortgage Securities Trust,
Series 2012-GC6, Class A3, 3.48%, 01/10/2045	54,793	55,767
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	65,000	68,520
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	21,689	21,844
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	69,422	71,588
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 4.66%, 07/25/2035(f)	11,507	9,937
HomeBanc Mortgage Trust, Series 2005-3, Class A2, 2.25% (1 mo. USD LIBOR + 0.31%), 07/25/2035(d)	9,432	9,273
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C10, Class AS, 3.37%, 12/15/2047	325,000	330,197
Series 2013-C16, Class AS, 4.52%, 12/15/2046	330,000	349,265
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	78,000	78,882
Series 2014-C20, Class AS, 4.04%, 07/15/2047	245,000	256,061
Series 2016-JP3, Class A2, 2.43%, 08/15/2049	147,588	148,214
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 3.98%, 07/25/2035(f)	51,590	47,423
Series 2018-8, Class A17, 4.00%, 01/25/2049(c)(f)	50,000	48,948
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(f)	270,000	268,528
Series 2014-C25, Class AS, 4.07%, 11/15/2047	105,000	110,065
Series 2015-C27, Class XA, 1.17%, 02/15/2048(f)	2,211,841	102,942
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 4.56%, 04/21/2034(f)	17,586	16,551
Morgan Stanley BAML Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	240,000	242,934
Series 2014-C19, Class AS, 3.83%, 12/15/2047	720,000	744,279
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Principal Amount		Value

Morgan Stanley Capital I Trust,
Series 2011-C2, Class A4, 4.66%, 06/15/2044(c)	$67,370	$69,372
Series 2017-HR2, Class XA, 0.79%, 12/15/2050(f)	766,963	36,786
Morgan Stanley ReRemic Trust, Series 2012-R3, Class 1B, 3.27%, 11/26/2036(c)(f)	205,936	180,099
Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10, 2.06%, 01/15/2022	95,465	97,728
Navistar Financial Dealer Note Master Owner Trust II,
Series 2018-1, Class A, 2.26% (1 mo. USD LIBOR + 0.63%), 09/25/2023(c)(d)	115,000	111,679
Series 2018-1, Class B, 2.43% (1 mo. USD LIBOR + 0.80%), 09/25/2023(c)(d)	135,000	130,952
Series 2019-1, Class C, 2.58% (1 mo. USD LIBOR + 0.95%), 05/25/2024(c)(d)	25,000	24,323
Series 2019-1, Class D, 3.08% (1 mo. USD LIBOR + 1.45%), 05/25/2024(c)(d)	25,000	24,317
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 1.80% (3 mo. USD LIBOR + 1.02%), 04/19/2030(c)(d)	276,000	265,883
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 2.99% (3 mo. USD LIBOR + 1.26%), 01/20/2033(c)(d)	272,907	258,853
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(c)	115,000	111,062
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(c)	360,000	344,639
RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, 4.22% (Acquired 02/25/2015; Cost $4,746), 07/26/2045(c)(f)	4,752	4,759
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	6,740	5,680
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 02/25/2024(c)(f)	143,437	138,568
Santander Drive Auto Receivables Trust,
Series 2017-1, Class E, 5.05%, 07/15/2024(c)	410,000	407,896
Series 2017-3, Class D, 3.20%, 11/15/2023	295,000	296,560
Series 2018-1, Class D, 3.32%, 03/15/2024	110,000	106,769
Series 2018-2, Class D, 3.88%, 02/15/2024	170,000	169,729
Series 2018-5, Class C, 3.81%, 12/16/2024	225,000	222,609
Series 2019-2, Class D, 3.22%, 07/15/2025	195,000	192,967
Series 2019-3, Class D, 2.68%, 10/15/2025	165,000	157,735
Principal Amount		Value

Santander Retail Auto Lease Trust,
Series 2019-A, Class C, 3.30%, 05/22/2023(c)	$320,000	$323,395
Series 2019-B, Class C, 2.77%, 08/21/2023(c)	115,000	99,802
Series 2019-C, Class C, 2.39%, 11/20/2023(c)	205,000	202,504
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(c)	85,928	83,621
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(c)(f)	205,732	197,600
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 2.60% (3 mo. USD LIBOR + 1.29%), 04/18/2033(c)(d)	250,000	239,182
TICP CLO XV Ltd., Series 2020-15A, Class A, 2.92% (3 mo. USD LIBOR + 1.28%), 04/20/2033(c)(d)	256,000	244,504
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, 1.01%, 11/15/2050(f)	1,504,700	79,497
United Auto Credit Securitization Trust, Series 2019-1, Class C, 3.16%, 08/12/2024(c)	150,000	145,181
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(c)(f)	442,134	424,903
Series 2020-1, Class A2, 2.64%, 01/25/2060(c)(f)	103,165	99,161
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 4.18%, 10/25/2033(f)	51,634	47,228
Series 2005-AR14, Class 1A4, 3.83%, 12/25/2035(f)	54,161	48,880
Series 2005-AR16, Class 1A1, 3.75%, 12/25/2035(f)	53,909	47,050
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	349,121	355,666
Series 2017-C42, Class XA, 0.89%, 12/15/2050(f)	1,069,038	59,655
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A7, 4.00%, 11/25/2048(c)(f)	44,655	44,548
Westlake Automobile Receivables Trust,
Series 2017-2A, Class E, 4.63%, 07/15/2024(c)	320,000	319,854
Series 2018-1A, Class D, 3.41%, 05/15/2023(c)	315,000	301,846
Series 2018-3A, Class B, 3.32%, 10/16/2023(c)	252,000	248,839
Series 2019-3A, Class C, 2.49%, 10/15/2024(c)	265,000	259,421
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class XA, 1.31%, 03/15/2044(c)(f)	1,871,028	18,817
Series 2013-C14, Class AS, 3.49%, 06/15/2046	155,000	157,091
Series 2014-C20, Class AS, 4.18%, 05/15/2047	150,000	156,451
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(f)	165,000	172,710
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Principal Amount		Value

World Financial Network Credit Card Master Trust,
Series 2018-A, Class A, 3.07%, 12/16/2024	$540,000	$539,484
Series 2018-B, Class A, 3.46%, 07/15/2025	245,000	248,950
Series 2018-C, Class A, 3.55%, 08/15/2025	490,000	498,475
Series 2019-A, Class A, 3.14%, 12/15/2025	75,000	75,680
Series 2019-B, Class A, 2.49%, 04/15/2026	260,000	261,350
Series 2019-C, Class A, 2.21%, 07/15/2026	225,000	217,203
Total Asset-Backed Securities (Cost $31,452,003)		30,654,297
U.S. Government Sponsored Agency Mortgage-Backed Securities–12.48%
Collateralized Mortgage Obligations–2.27%
Fannie Mae, TBA, 2.50%, 04/01/2035(g)	1,435,000	1,489,093
Fannie Mae Interest STRIPS,
IO, 7.00%, 06/25/2023 to 04/25/2032	48,860	4,832
7.50%, 08/25/2023 to 11/25/2023	62,720	5,220
6.50%, 02/25/2032 to 02/25/2033	174,616	38,671
6.00%, 06/25/2033 to 09/25/2035	145,444	29,690
5.50%, 09/25/2033 to 06/25/2035	288,016	55,160
Fannie Mae REMICs,
3.00%, 05/25/2020 to 11/25/2027	167,475	10,445
4.00%, 08/25/2026 to 08/25/2047	537,700	50,117
6.00%, 11/25/2028	24,217	27,556
10.85%, (1 mo. USD LIBOR + 14.10%), 12/25/2033(d)	429	446
1.88%, (1 mo. USD LIBOR + 0.25%), 08/25/2035(d)	32,275	31,953
18.60%, (24.57% - (3.67% x 1 mo. USD LIBOR)), 03/25/2036(d)	38,992	66,109
18.23%, (1 mo. USD LIBOR + 24.20%), 06/25/2036(d)	24,039	39,768
18.24%, (1 mo. USD LIBOR + 24.20%), 06/25/2036(d)	4,539	7,401
2.57%, (1 mo. USD LIBOR + 0.94%), 06/25/2037(d)	16,005	16,157
1.50%, 01/25/2040	138,007	139,145
5.00%, 04/25/2040	58,177	61,827
IO, 5.50%, 06/25/2023 to 07/25/2046	493,001	383,481
5.07%, 02/25/2024 to 05/25/2035	124,727	23,402
5.47%, (1 mo. USD LIBOR + 7.10%), 11/25/2030(d)	43,615	7,964
6.27%, (1 mo. USD LIBOR + 7.90%), 11/25/2031(d)	60,718	11,453
6.32%, (1 mo. USD LIBOR + 7.95%), 01/25/2032(d)	14,826	2,931
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
6.47%, (1 mo. USD LIBOR + 8.10%), 03/25/2032(d)	$16,435	$3,496
6.37%, 04/25/2032 to 12/25/2032	200,722	41,813
6.44%, (1 mo. USD LIBOR + 8.10%), 12/18/2032(d)	20,909	3,539
6.62%, 02/25/2033 to 05/25/2033	95,771	21,442
5.92%, (1 mo. USD LIBOR + 7.55%), 10/25/2033(d)	11,692	2,494
4.42%, 03/25/2035 to 07/25/2038	35,223	6,280
5.12%, (1 mo. USD LIBOR + 6.75%), 03/25/2035(d)	6,607	1,135
4.97%, (1 mo. USD LIBOR + 6.60%), 05/25/2035(d)	322,096	50,775
3.50%, 08/25/2035	388,477	48,776
4.47%, (1 mo. USD LIBOR + 6.10%), 10/25/2035(d)	29,480	5,829
4.91%, (1 mo. USD LIBOR + 6.54%), 06/25/2037(d)	61,260	12,770
4.92%, (1 mo. USD LIBOR + 6.55%), 10/25/2041(d)	78,800	16,177
4.52%, (1 mo. USD LIBOR + 6.15%), 12/25/2042(d)	313,880	59,247
4.27%, (1 mo. USD LIBOR + 5.90%), 09/25/2047(d)	911,104	109,056
PO, 0.00%, 09/25/2023(h)	16,485	16,200
Freddie Mac Multifamily Structured Pass Through Ctfs.,
0.50%, 03/25/2024(f)	4,856,220	67,077
0.63%, 11/25/2024(f)	2,714,937	54,956
0.65%, 02/25/2026(f)	2,068,270	67,430
0.95%, 05/25/2029(f)	1,652,789	120,483
Series K735, Class X1, 1.10%, 05/25/2026(f)	2,143,621	110,096
Freddie Mac REMICs,
4.50%, 07/15/2020	33	33
1.50%, 07/15/2023	210,779	212,571
6.50%, 03/15/2032 to 06/15/2032	79,241	93,228
3.50%, 05/15/2032	20,048	21,446
22.17%, (1 mo. USD LIBOR + 24.75%), 08/15/2035(d)	9,056	15,284
1.10%, (1 mo. USD LIBOR + 0.40%), 09/15/2035(d)	47,284	46,823
4.00%, 04/15/2040 to 03/15/2045	219,363	47,379
5.00%, 06/15/2040	5,206	5,248
IO, 6.95%, 07/15/2026 to 03/15/2029	66,739	9,550
3.00%, 06/15/2027 to 05/15/2040	544,464	34,706
2.50%, 05/15/2028	99,742	5,275
6.00%, (1 mo. USD LIBOR + 6.70%), 01/15/2035(d)	244,776	45,700
6.05%, (1 mo. USD LIBOR + 6.75%), 02/15/2035(d)	14,699	2,730
6.02%, (1 mo. USD LIBOR + 6.72%), 05/15/2035(d)	115,157	18,583
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
6.30%, (1 mo. USD LIBOR + 7.00%), 12/15/2037(d)	$15,027	$3,428
5.30%, (1 mo. USD LIBOR + 6.00%), 04/15/2038(d)	5,882	1,040
5.37%, (1 mo. USD LIBOR + 6.07%), 05/15/2038(d)	47,031	9,497
5.55%, (1 mo. USD LIBOR + 6.25%), 12/15/2039(d)	22,811	4,160
5.40%, (1 mo. USD LIBOR + 6.10%), 01/15/2044(d)	159,529	16,674
Freddie Mac STRIPS,
PO, 0.00%, 06/01/2026(h)	8,927	8,599
IO, 7.00%, 04/01/2027	32,586	4,886
3.00%, 12/15/2027	216,308	11,804
3.27%, 12/15/2027(f)	60,011	3,273
6.50%, 02/01/2028	8,708	1,339
6.00%, 12/15/2032	25,945	4,416
		3,949,564
Federal Home Loan Mortgage Corp. (FHLMC)–0.15%
9.00%, 08/01/2022 to 05/01/2025	537	588
6.50%, 07/01/2028 to 04/01/2034	12,931	14,683
7.00%, 10/01/2031 to 10/01/2037	42,259	48,164
5.00%, 12/01/2034	1,638	1,804
5.50%, 09/01/2039	169,443	191,628
		256,867
Federal National Mortgage Association (FNMA)–7.25%
5.50%, 09/01/2020	57	58
5.00%, 03/01/2021	11	11
8.50%, 07/01/2032	1,065	1,077
7.50%, 01/01/2033	35,499	42,383
7.00%, 10/01/2035	2,884	2,892
6.00%, 03/01/2037	75,964	87,655
TBA, 3.00%, 04/01/2035 to 04/01/2050(g)	7,505,000	7,867,052
3.50%, 04/01/2050(g)	4,340,000	4,591,415
		12,592,543
Principal Amount		Value
Government National Mortgage Association (GNMA)–2.81%
7.50%, 01/15/2023 to 06/15/2024	$9,152	$9,364
8.00%, 04/15/2023	2,081	2,109
7.00%, 01/15/2024	6,078	6,099
IO, 6.80%, (1 mo. USD LIBOR + 7.50%), 02/16/2032(d)	55,228	156
5.85%, (1 mo. USD LIBOR + 6.55%), 04/16/2037(d)	214,554	43,144
5.95%, (1 mo. USD LIBOR + 6.65%), 04/16/2041(d)	100,414	18,043
4.50%, 09/16/2047	334,375	47,796
5.50%, (1 mo. USD LIBOR + 6.20%), 10/16/2047(d)	342,830	53,930
TBA, 3.50%, 04/01/2050(g)	4,465,000	4,704,590
		4,885,231
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $21,579,940)		21,684,205
U.S. Treasury Securities–7.17%
U.S. Treasury Bonds–0.78%
2.38%, 11/15/2049	1,057,700	1,355,980
U.S. Treasury Notes–6.39%
0.38%, 03/31/2022	1,755,000	1,759,833
0.50%, 03/15/2023	2,226,000	2,240,174
0.50%, 03/31/2025	4,218,000	4,245,104
0.63%, 03/31/2027	272,400	273,948
1.50%, 02/15/2030	2,430,300	2,581,495
		11,100,554
Total U.S. Treasury Securities (Cost $12,115,426)		12,456,534

Agency Credit Risk Transfer Notes–2.01%
Fannie Mae Connecticut Avenue Securities
Series 2014-C02, Class M2, 6.03% (1 mo. USD LIBOR + 4.40%), 01/25/2024(d)	260,214	245,014
Series 2014-C02, Class 1M2, 4.23% (1 mo. USD LIBOR + 2.60%), 05/25/2024(d)	101,681	92,308
Series 2014-C03, Class 2M2, 4.53% (1 mo. USD LIBOR + 2.90%), 07/25/2024(d)	27,009	25,295
Series 2014-C03, Class 1M2, 4.63% (1 mo. USD LIBOR + 3.00%), 07/25/2024(d)	261,430	242,035
Series 2014-C04, Class 2M2, 6.63% (1 mo. USD LIBOR + 5.00%), 11/25/2024(d)	278,227	271,042
Series 2016-C01, Class 1M2, 8.38% (1 mo. USD LIBOR + 6.75%), 08/25/2028(d)	129,600	125,067
Series 2016-C02, Class 1M2, 7.63% (1 mo. USD LIBOR + 6.00%), 09/25/2028(d)	234,848	231,635
Series 2016-C06, Class 1M2, 5.88% (1 mo. USD LIBOR + 4.25%), 04/25/2029(d)	280,000	272,528
Series 2017-C01, Class 1M2, 5.18% (1 mo. USD LIBOR + 3.55%), 07/25/2029(d)	178,896	165,627
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Principal Amount		Value

Series 2017-C03, Class 1M1, 2.58% (1 mo. USD LIBOR + 0.95%), 10/25/2029(d)	$37,356	$36,296
Series 2018-C01, Class 1M1, 2.23% (1 mo. USD LIBOR + 0.60%), 07/25/2030(d)	133,014	132,238
Series 2018-C03, Class 1M1, 2.31% (1 mo. USD LIBOR + 0.68%), 10/25/2030(d)	53,970	53,089
Series 2018-C05, Class 1M1, 2.35% (1 mo. USD LIBOR + 0.72%), 01/25/2031(d)	18,058	17,956
Freddie Mac
Series 2014-DN1, Class M2, STACR®, 3.83% (1 mo. USD LIBOR + 2.20%), 02/25/2024(d)	22,527	22,442
Series 2014-DN3, Class M3, STACR®, 5.63% (1 mo. USD LIBOR + 4.00%), 08/25/2024(d)	148,694	142,730
Series 2014-HQ2, Class M3, STACR®, 5.38% (1 mo. USD LIBOR + 3.75%), 09/25/2024(d)	335,000	313,258
Series 2016-DNA1, Class M2, STACR®, 4.53% (1 mo. USD LIBOR + 2.90%), 07/25/2028(d)	15,252	15,168
Series 2016-DNA2, Class M3, STACR®, 6.28% (1 mo. USD LIBOR + 4.65%), 10/25/2028(d)	217,621	209,256
Series 2016-DNA4, Class M2, STACR®, 2.93% (1 mo. USD LIBOR + 1.30%), 03/25/2029(d)	71,583	70,669
Series 2017-HQA1, Class M1, STACR®, 2.83% (1 mo. USD LIBOR + 1.20%), 08/25/2029(d)	2,601	2,589
Series 2018-DNA1, Class M1, STACR®, 2.08% (1 mo. USD LIBOR + 0.45%), 07/25/2030(d)	95,979	94,750
Series 2018-HQA1, Class M2, STACR®, 3.93% (1 mo. USD LIBOR + 2.30%), 09/25/2030(d)	109,240	93,265
	Principal Amount	Value

Series 2018-DNA2, Class M1, STACR®, 2.43% (1 mo. USD LIBOR + 0.80%), 12/25/2030(c)(d)	$178,648	$176,256
Series 2018-HRP2, Class M2, STACR®, 2.88% (1 mo. USD LIBOR + 1.25%), 02/25/2047(c)(d)	199,598	189,933
Series 2018-DNA3, Class M1, STACR®, 2.38% (1 mo. USD LIBOR + 0.75%), 09/25/2048(c)(d)	26,053	25,698
Series 2018-HQA2, Class M1, STACR®, 2.38% (1 mo. USD LIBOR + 0.75%), 10/25/2048(c)(d)	181,721	177,009
Series 2019-HRP1, Class M2, STACR®, 3.03% (1 mo. USD LIBOR + 1.40%), 02/25/2049(c)(d)	60,000	50,987
Series 2015-HQA2, Class M2, STACR®, 4.43% (1 mo. USD LIBOR + 2.80%), 05/25/2028(d)	868	859
Total Agency Credit Risk Transfer Notes (Cost $3,832,707)		3,494,999

Municipal Obligations–0.14%
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041 (Cost $265,000)	265,000	245,758
TOTAL INVESTMENTS IN SECURITIES–100.34% (Cost $173,538,083)		174,313,833
OTHER ASSETS LESS LIABILITIES—(0.34)%		(596,971)
NET ASSETS–100.00%		$173,716,862
Investment Abbreviations:
ADR	– American Depositary Receipt
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
DAC	– Designated Activity Co.
ICE	– Intercontinental Exchange
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
PO	– Principal only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2020 was $28,031,490, which represented 16.14% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2020.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2020.
(g)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(h)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	18	June-2020	$3,966,891	$56,355	$56,355
U.S. Treasury Long Bonds	5	June-2020	895,312	61,083	61,083
U.S. Treasury Ultra Bonds	55	June-2020	12,203,125	1,092,144	1,092,144
Subtotal—Long Futures Contracts				1,209,582	1,209,582
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	55	June-2020	(6,894,766)	(206,791)	(206,791)
U.S. Treasury 10 Year Notes	12	June-2020	(1,664,250)	(65,857)	(65,857)
Subtotal—Short Futures Contracts				(272,648)	(272,648)
Total Futures Contracts				$936,934	$936,934
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$61,212,209	$—	$—	$61,212,209
U.S. Dollar Denominated Bonds & Notes	—	44,565,831	—	44,565,831
Asset-Backed Securities	—	30,654,297	—	30,654,297
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	21,684,205	—	21,684,205
U.S. Treasury Securities	—	12,456,534	—	12,456,534
Agency Credit Risk Transfer Notes	—	3,494,999	—	3,494,999
Municipal Obligations	—	245,758	—	245,758
Total Investments in Securities	61,212,209	113,101,624	—	174,313,833
Other Investments - Assets*
Futures Contracts	1,209,582	—	—	1,209,582
Other Investments - Liabilities*
Futures Contracts	(272,648)	—	—	(272,648)
Total Other Investments	936,934	—	—	936,934
Total Investments	$62,149,143	$113,101,624	$—	$175,250,767

*	Unrealized appreciation (depreciation).
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco Oppenheimer V.I. Conservative Balanced Fund